EQUITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 shares
Disclosure of classes of share capital [abstract]
Authorized number of shares increased	12,755,492
Additional ordinary shares issued upon vesting of outstanding RSU's	23,956